Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Convertible Series A preferred stock	Dec. 31, 2010 Convertible Series A preferred stock	Dec. 31, 2009 Convertible Series A preferred stock Restated Amount	Jun. 30, 2011 CUI Tradenames and Trademarks	Dec. 31, 2010 CUI Tradenames and Trademarks	Dec. 31, 2009 CUI Tradenames and Trademarks Restated Amount	Jun. 30, 2011 V-Infinity Tradenames and Trademarks	Dec. 31, 2010 V-Infinity Tradenames and Trademarks	Dec. 31, 2009 V-Infinity Tradenames and Trademarks Restated Amount	Jun. 30, 2011 Technology rights	Dec. 31, 2010 Technology rights	Dec. 31, 2009 Technology rights Restated Amount	Jun. 30, 2011 Patents, net	Dec. 31, 2009 Patents, net Restated Amount	Jun. 30, 2011 Other intangible assets	Dec. 31, 2009 Other intangible assets Restated Amount	Jun. 30, 2011 Patent pending technology	Dec. 31, 2010 Patent pending technology	Dec. 31, 2009 Patent pending technology Restated Amount	Jun. 30, 2011 Customer List	Dec. 31, 2010 Customer List	Dec. 31, 2009 Customer List Restated Amount	Jun. 30, 2011 Comex Electronics and CUI Japan	Dec. 31, 2010 Comex Electronics and CUI Japan	Dec. 31, 2009 Comex Electronics and CUI Japan Restated Amount	Dec. 31, 2009 Restated Amount
Current Assets:
Cash and cash equivalents	$ 214,058	$ 373,823																										$ 391,486
Trade accounts receivable, net of allowance of $125,000 as of June 30, 2011 and December 31, 2010 and $135,000 as of December 2009	4,095,356	3,822,735																										3,181,863
Other accounts receivable	17,589	15,926																										7,852
Other accounts receivable, related party	9,269	202,418																										188,790
Inventories, net of allowance of $225,000, $164,005 and $100,000 as of June 30, 2011, December 31, 2010 and December 31, 2009, respectively	4,421,424	3,735,641																										2,706,950
Prepaid expenses and other	470,538	339,103																										366,271
Assets held for sale	2,816,917	3,187,283																										3,501,385
Total current assets	12,045,151	11,676,929																										10,344,597
Property and equipment, net	927,964	1,010,362																										1,091,935
Other assets:
Investment - equity method	161,720	157,149																										79,075
Investments - long term
Intangible assets, net						4,892,856	4,892,856	4,892,856	1,373,828	1,373,828	1,373,828	646,392	778,903	4,077,646	6,646	428,370	16,663	11,502	551,559	551,559	551,559	1,857,000	1,857,000	1,857,000	139,201	139,201	139,201
Deposits and other		63,215																										35,000
Notes receivable, net		15,831																										79,451
Debt offering costs, net	153,612	450,859																										937,130
Goodwill, net	12,907,157	12,907,157																										12,907,157
Total other assets	22,706,634	23,187,558																										27,369,775
Total assets	35,679,749	35,874,849																										38,806,307
Current liabilities:
Accounts payable	2,257,856	1,757,682																										1,538,666
Preferred stock dividends payable	5,054	5,054																										5,054
Demand notes payable	1,791,691	1,549,779																										2,092,229
Accrued expenses	2,193,708	1,588,684																										2,383,470
Accrued compensation	213,533	399,013																										235,137
Unearned revenue	107,297	70,030																										84,438
Notes payable, current portion due	287,478	4,109,749																										678,128
Notes payable related party, current portion due		487,208																										170,852
Convertible notes payable, current portion due																												300,000
Liabilities held for sale	2,590,506	3,274,314																										3,009,393
Total current liabilities	9,447,123	13,241,513																										10,497,367
Long term notes payable, net of current portion due of $287,478, $109,749 and $53,128 as of June 30, 2011, December 31, 2010 and December 31, 2009, respectively	4,000,000	371,577																										6,042,611
Long term notes payable, related party, net of current portion due of $0, $487,208 and $170,852 as of June 30, 2011, December 31, 2010 and December 31, 2009 and discounts of $0 and $369,516 as of December 31, 2010 and December 2009, respectively	10,303,683	10,308,983																										13,171,624
Long term convertible notes payable
Long term convertible notes payable, related party, net of discounts of $0 and $2,773,555, respectively																												3,126,445
Total liabilities	23,750,806	23,922,073																										32,838,047
Commitments and contingencies
Stockholders' equity:
Preferred stock			51	51	51
Common stock, par value $0.001; 325,000,000 shares authorized and 219,282,472, 214,045,673 and 169,837,626 shares issued and outstanding at June 30, 2011, December 31, 2010 and December 31, 2009, respectively	219,283	214,046																										169,838
Common stock issuable; 0, 50,000 and 0 shares authorized and issuable at June 30, 2011, December 31, 2010 and December 31, 2009, respectively		50
Additional paid-in capital	85,913,689	85,732,521																										72,375,797
Accumulated deficit	(73,910,972)	(73,596,738)																										(66,580,842)
Accumulated other comprehensive income (loss)	(14,636)	(50,810)																										(28,193)
Total stockholders' equity	12,207,415	12,299,120																										5,936,651
Noncontrolling interest	(278,472)	(346,344)																										31,609
Total liabilities and stockholders' equity	$ 35,679,749	$ 35,874,849																										$ 38,806,307